Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement, dated as of June 29, 2007 (the “Servicing Agreement”), between ENTERGY TEXAS, INC. (a successor in interest to Entergy Gulf States, Inc.), as servicer and ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC, the Servicer does hereby certify, for the 1st of October, 2015 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a.	Principal

i.	Tranche A-1	$—
ii.	Tranche A-2	12,088,956.90
iii.	Tranche A-3	—
iv.	Total:	$12,088,956.90

b.	Interest

i.	Tranche A-1	$—
ii.	Tranche A-2	1,786,294.94
iii.	Tranche A-3	3,391,960.00
iv.	Total:	$5,178,254.94

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a.	Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A-1	$—
ii.	Tranche A-2	61,702,761.47
iii.	Tranche A-3	114,400,000.00
iv.	Total:	$176,102,761.47

b.	Principal Balance to be Outstanding (following payment on Current Payment Date):

i.	Tranche A-1	$—
ii.	Tranche A-2	49,613,804.57
iii.	Tranche A-3	114,400,000.00
iv.	Total:	$164,013,804.57

c.	Difference between 2.b above and Outstanding Amount (following payment on Current Payment Date) specified in Expected Amortization Schedule:

i.	Tranche A-1	$—
ii.	Tranche A-2	—
iii.	Tranche A-3	—
iv.	Total:	$—

3.	All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a.	Operating Expenses (to be paid from the General Subaccount)

i.	Trustee’s Counsel Fees & Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))	Stradley Ronon Stevens & Young, LLP Wire Instructions: Citizens Bank of PA ABA Number: 036076150 Account Number: 620096-961-6 For invoice number: TBD Attention: Joseph Donahue	$0.00
ii.	Servicing Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$200,000.00
iii.	Administration Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$50,000.00
iv.	Independent Manager’s Fees:	Wilmington Trust SP Services, Inc. Wire Instructions: M&T Bank ABA Number: 031100092 Account Number: 2460-3504 For Invoice No. DCM000000171169	$5,0000.00
v.	Accountant Fees:	Deloitte & Touche LLP Wire Instructions: Bank Name: Bank of America ABA Number: 0026009593 Swift Code: BOFAUS3N Account Name: Deloitte & Touche LLP Account Number: 385015866213 For Invoice No. TBD	$0.00

vi.	Other Operating Expenses:	1. Standard & Poor’s Wire Instructions: Bank of America San Francisco CA ABA Number.: 0260-0959-3 Account Number.: 12334-02500 For invoice number: 10371525	$10,000.00
		2. Fitch Ratings Wire Instructions: JP Morgan Chase New York, NY ABA Number: 021-0000-21 Account Number.: 530-5011-63 For invoice number: 7119027659	$10,00.00
		3. Richards, Layton & Finger Wire Instructions: M&T Bank Rodney Square North Wilmington, Delaware 19890 ABA Number: 022000046 Account Number: 2264-1174 For invoice number: 923042	$1,297.60
		4. Sidley Austin LLP Wire instructions: JPMorgan Chase Bank, N.A. Chicago, IL ABA Number: 071000013 Account Name: Sidley Austin LLP Account Number: 5519624 SWIFT code: CHASUS33XXX For invoice Number: TBD	$0.00
		5. Duggins Wren Mann & Romero, LLP Wire Instructions: Frost National Bank Downtown Financial Center 401 Congress Ave. 12th Floor Austin, Texas 78767 ABA Number: 114000093 Account Name: Duggins Wren Mann & Romero, LLP Account Number: 591442015 Swift code: FRSTUS44 For Invoice Number: TBD	$0.00

		subtotal of vi.	$21,297.60
vi.	Total of 3 a. i.-vi.:		$276,297.60

b.	Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(4)) (sum of 3.a.vi. above):	$276,297.60
ii.	Funding of Capital Subaccount (to required amount):	0.00
iii.
Interest Earnings on and from the Capital Subaccount to Entergy Gulf States Reconstruction Funding I as of 9/18/2015*:
Wire Instructions:
Entergy Texas, Inc.
Capital One, NA
New Orleans, LA
ABA Number: 065000090
Account Name: ETI - General Fund
Account Number: 671548078
		656.91*
iv.	Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)):	—
v.	Deposit to Excess Funds Subaccount (to occur on payment date)***:	1,869,810.14
vii.	Total:	$2,146,764.65
*Interest is posted monthly on the second business day of the following month.
***This amount assumes that estimated remittances of $1,239,554.93 covering the period of September 21, 2015 - September 30, 2015 will be deposited into the General Subaccount. The amount that is deposited to the Excess Funds Subaccount may be lesser or greater if remittances to the General Subaccount are lower or higher than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount including earned interest in the Excess Funds Subaccount after giving effect to the foregoing payments:

a.	Capital Subaccount

Total: $1,647,600.00 as of 10/01/2015

b.	Excess Funds Subaccount

Total: $2,688,367.24 as of 10/01/2015

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 25th day of September 2015.
ENTERGY TEXAS, INC.,
as Servicer

By:	/s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer